UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. — Portfolios of Investments

Longleaf Partners Fund

Portfolio of Investments

September 30, 2016

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Aerospace & Defense
United Technologies Corporation	1,612,926	$163,873,282	4.6%
Air Freight & Logistics
FedEx Corporation	1,752,682	306,158,492	8.5
Chemicals
E.I. du Pont de Nemours and Company	1,607,158	107,631,371	3.0
Construction Materials
LafargeHolcim Ltd (Switzerland)	3,196,341	172,712,179	4.8
Diversified Telecommunication Services
Level 3 Communications, Inc.*	4,917,632	228,079,772	6.4
Hotels, Restaurants & Leisure
Wynn Resorts, Limited	2,301,336	224,196,153	6.3
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	18,489,500	236,337,338	6.6
Internet Software & Services
Alphabet Inc. – Class C*	287,304	223,318,526	6.2
Machinery
CNH Industrial N.V. (U.S. Exchange) (Netherlands)	6,035,759	43,578,180	1.2
CNH Industrial N.V. (Italian Exchange) (Netherlands)	16,741,515	119,877,590	3.4

		163,455,770	4.6

Media
Scripps Networks Interactive, Inc. – Class A	2,639,200	167,562,808	4.7
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation*	30,620,196	191,988,629	5.4
CONSOL Energy Inc.(a)	11,536,742	221,505,446	6.2

		413,494,075	11.6

Real Estate Management & Development
Cheung Kong Property Holdings Limited (Hong Kong)	23,164,000	170,391,032	4.8
Textiles, Apparel & Luxury Goods
Ralph Lauren Corporation – Class A	1,164,941	117,822,133	3.3

Total Common Stocks (Cost $2,119,781,811)		2,695,032,931	75.4

continued

Options Purchased	Currency Units	Market Value	% of Net Assets
Currency
Hong Kong Dollar Put, 9/10/2018, with BNP Paribas, Strike Price $7.80 (Hong Kong) (Cost $1,899,750)	170,000,000	$1,309,000	0.1%

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.03%, dated 9/30/16, due 10/3/16, Repurchase price $144,909,362 (Collateral: $147,812,225 U.S. Treasury Note, 0.13% due 7/15/26, Par $145,270,000)	144,909,000	144,909,000	4.0
U.S. Treasury Bill, 0.27% due 11/17/16	250,000,000	249,911,875	7.0
U.S. Treasury Bill, 0.33% due 12/15/16	150,000,000	149,948,700	4.2
U.S. Treasury Bill, 0.27% due 12/22/16	300,000,000	299,849,400	8.4

Total Short-Term Obligations (Cost $844,537,448)		844,618,975	23.6

Total Investments (Cost $2,966,219,009)		3,540,960,906	99.1

Other Assets (Liabilities), Net		32,783,610	0.9

Net Assets		$3,573,744,516	100.0%

*	Non-income producing security.
(a)	Affiliated issuer during the period. See Note 3.

See Notes to Portfolios of Investments.

Longleaf Partners Small-Cap Fund

Portfolio of Investments

September 30, 2016

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Chemicals
OCI N.V.*(a) (Netherlands)	12,488,161	$184,051,159	4.5%
Communications Equipment
ViaSat, Inc.*(a)	3,436,313	256,520,765	6.2
Diversified Consumer Services
Graham Holdings Company – Class B(a)	428,000	206,026,360	5.0
Diversified Telecommunication Services
Level 3 Communications, Inc.*	5,717,590	265,181,824	6.5
Energy Equipment & Services
SEACOR Holdings Inc.*(a)	876,472	52,141,319	1.3
Hotels, Restaurants & Leisure
Sonic Corp.(a)	3,775,334	98,838,244	2.4
Wynn Resorts, Limited	2,504,593	243,997,450	6.0

		342,835,694	8.4

Insurance
Everest Re Group, Ltd. (Bermuda)	502,640	95,486,521	2.3
Machinery
Actuant Corporation – Class A(a)	6,333,926	147,200,440	3.6
Media
Scripps Networks Interactive, Inc. – Class A	2,856,200	181,340,138	4.4
Tribune Media Company – Class A	4,104,521	149,897,107	3.7

		331,237,245	8.1

Movies & Entertainment
Liberty Media Corporation – Class A*	554,201	15,877,859	0.4
Liberty Media Corporation – Class C*	8,191,953	230,521,558	5.6

		246,399,417	6.0

Oil, Gas & Consumable Fuels
CONSOL Energy Inc.(a)	12,494,200	239,888,640	5.8
Paper & Forest Products
Deltic Timber Corporation(a)	1,808,158	122,466,541	3.0
Real Estate Investment Trusts (REITs)
Rayonier Inc.(a)	6,663,700	176,854,598	4.3
Real Estate Management & Development
Hopewell Holdings Limited(a) (Hong Kong)	53,463,500	195,972,085	4.8

Total Common Stocks (Cost $2,569,734,749)		2,862,262,608	69.8

continued

Corporate Bonds	Principal Amount	Market Value	% of Net Assets
Multiline Retail
Neiman Marcus Group LTD LLC 8.00% 144A Senior Notes due 10/15/21(b)	79,102,000	$66,445,680	1.6%
Neiman Marcus Group LTD LLC 8.75% 144A Senior Notes due 10/15/21(b)(c)	23,236,000	18,356,440	0.5

		84,802,120	2.1

Oil, Gas & Consumable Fuels
Triangle USA Petroleum Corporation 6.75% 144A Senior Notes due 7/15/22*(b)	223,260,000	50,233,500	1.2

Total Corporate Bonds (Cost $169,969,039)		135,035,620	3.3

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Hong Kong) (Cost $3,580,175)	189,210,080	302,736	-

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.03%, dated 9/30/16, due 10/3/16, Repurchase price $152,766,382 (Collateral: $155,825,038 U.S. Treasury Note, 0.13% due 07/15/26, Par $153,145,000)	152,766,000	152,766,000	3.7
U.S. Treasury Bill, 0.27% due 11/17/16	300,000,000	299,894,250	7.3
U.S. Treasury Bill, 0.33% due 12/15/16	250,000,000	249,914,500	6.1
U.S. Treasury Bill, 0.27% due 12/22/16	300,000,000	299,849,400	7.3
U.S. Treasury Bill, 0.27% due 12/29/16	120,000,000	119,921,160	2.9

Total Short-Term Obligations (Cost $1,122,229,235)		1,122,345,310	27.3

Total Investments (Cost $3,865,513,198)		4,119,946,274	100.4

Other Assets (Liabilities), Net		(18,168,225)	(0.4)

Net Assets		$4,101,778,049	100.0%

*	Non-income producing security.
(a)	Affiliated issuer during the period. See Note 3.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

See Notes to Portfolios of Investments.

Longleaf Partners International Fund

Portfolio of Investments

September 30, 2016

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Beverages
C&C Group plc (Ireland)	6,689,179	$27,727,867	2.6%
Chemicals
OCI N.V.* (Netherlands)	3,225,110	47,531,837	4.4
Sika AG (Switzerland)	8,696	42,367,796	4.0

		89,899,633	8.4

Construction Materials
LafargeHolcim Ltd (Switzerland)	1,535,332	82,960,653	7.8
Diversified Financial Services
EXOR S.p.A. (Italy)	2,193,053	88,800,249	8.3
Hotels, Restaurants & Leisure
Genting Singapore PLC (Singapore)	41,464,100	22,913,803	2.2
Melco International Development Limited (Hong Kong)	55,172,700	73,005,701	6.8

		95,919,504	9.0

Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	6,122,000	78,252,910	7.3
Internet Software & Services
Baidu, Inc. ADR* (China)	260,015	47,340,931	4.4
Media
Vivendi, S.A. (France)	1,349,000	27,226,304	2.5
Metals & Mining
MLog S.A.*(a) (Brazil)	108,226	5,476,609	0.5
Professional Services
Applus Services, S.A. (Spain)	1,072,066	10,894,313	1.0
Real Estate Management & Development
Cheung Kong Property Holdings Limited (Hong Kong)	7,560,000	55,610,266	5.2
Great Eagle Holdings Limited (Hong Kong)	14,361,904	64,597,002	6.0
K. Wah International Holdings Limited(b) (Hong Kong)	70,999,762	39,084,598	3.7

		159,291,866	14.9

Total Common Stocks (Cost $684,032,741)		713,790,839	66.7

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Malaysia) (Cost $26,851,683)	32,370,750	10,958,542	1.0

continued

Corporate Bonds	Principal Amount	Market Value	% of Net Assets
Construction Materials
Cemex S.A.B. de C.V. Convertible Subordinated Notes 3.72% due 3/15/20 (Mexico) (Cost $49,583,883)	49,968,000	$52,310,250	4.9%

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Hong Kong) (Cost $3,915,343)	207,323,218	331,717	-

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.03%, dated 9/30/16, due 10/3/16, Repurchase price $37,332,093 (Collateral: $38,079,938 U.S. Treasury Note, 0.13% due 7/15/26, Par $37,425,000)	37,332,000	37,332,000	3.5
U.S. Treasury Bill, 0.27% due 11/17/16	75,000,000	74,973,562	7.0
U.S. Treasury Bill, 0.27% due 12/22/16	160,000,000	159,919,680	14.9
U.S. Treasury Bill, 0.27% due 12/29/16	20,000,000	19,986,860	1.9

Total Short-Term Obligations (Cost $292,195,758)		292,212,102	27.3

Total Investments (Cost $1,056,579,408)		1,069,603,450	99.9
Forward Currency Contracts		499,379	-
Other Assets (Liabilities), Net		720,537	0.1

Net Assets		$1,070,823,366	100.0%

*	Non-income producing security.
(a)

These shares were acquired directly from the issuer in a private placement. They are considered restricted securities within the meaning of Rule 144 promulgated under the Securities Act of 1933. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Notes 2 and 4).

(b)	Affiliated issuer during the period. See Note 3.

Forward	Currency Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Gain/(Loss)
USD 39,558,281	RMB 262,845,000	State Street	3/24/17	$546,069
USD 8,500,000	RMB 58,179,950	State Street	9/21/17	(46,690)

				$499,379

See Notes to Portfolios of Investments.

Longleaf Partners Global Fund

Portfolio of Investments

September 30, 2016

(Unaudited)

Common Stocks	Shares	Market Value	% of Net Assets
Aerospace & Defense
United Technologies Corporation (United States)	76,724	$7,795,158	4.3%
Air Freight & Logistics
FedEx Corporation (United States)	66,061	11,539,535	6.3
Chemicals
OCI N.V.* (Netherlands)	465,968	6,867,460	3.8
Construction Materials
LafargeHolcim Ltd (French Exchange) (Switzerland)	205,845	11,122,699	6.1
LafargeHolcim Ltd (Swiss Exchange) (Switzerland)	19,600	1,061,636	0.6

		12,184,335	6.7

Diversified Financial Services
EXOR S.p.A. (Italy)	214,151	8,671,319	4.8
Diversified Telecommunication Services
Level 3 Communications, Inc.* (United States)	216,843	10,057,178	5.5
Hotels, Restaurants & Leisure
Genting Berhad (Malaysia)	993,349	1,906,790	1.1
Genting Singapore PLC (Singapore)	4,070,300	2,249,321	1.2
Melco International Development Limited (Hong Kong)	8,266,388	10,938,262	6.0
Wynn Resorts, Limited (United States)	109,809	10,697,593	5.9

		25,791,966	14.2

Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	901,029	11,517,174	6.3
Internet Software & Services
Alphabet Inc. – Class C* (United States)	9,735	7,566,918	4.1
Machinery
CNH Industrial N.V. (Netherlands)	676,037	4,840,762	2.7
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation* (United States)	3,382,353	21,207,353	11.6
CONSOL Energy Inc. (United States)	246,324	4,729,421	2.6

		25,936,774	14.2

Real Estate Management & Development
Cheung Kong Property Holdings Limited (Hong Kong)	1,166,529	8,580,819	4.7
Hopewell Holdings Limited (Hong Kong)	1,391,500	5,100,586	2.8
K. Wah International Holdings Limited (Hong Kong)	11,746,506	6,466,324	3.6

		20,147,729	11.1

Total Common Stocks (Cost $139,781,595)		152,916,308	84.0

continued

Warrants	Shares	Market Value	% of Net Assets
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Malaysia) (Cost $4,008,255)	4,626,762	$1,566,308	0.9%

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Hong Kong) (Cost $257,895)	13,422,290	21,476	-

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.03%, dated 9/30/16, due 10/3/16, Repurchase price $27,455,069 (Collateral: $28,006,688 U.S. Treasury Note, 0.13% due 07/15/26, Par $27,525,000) (Cost $27,455,000)	27,455,000	27,455,000	15.1

Total Investments (Cost $171,502,745)		181,959,092	100.0
Other Assets (Liabilities), Net		72,473	-

Net Assets		$182,031,565	100.0%

*	Non-income producing security.

See Notes to Portfolios of Investments.

Notes to Portfolios of Investments

(Unaudited)

Note 1. Organization

Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Note 2. Significant Accounting Policies

The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.

Management Estimates

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles; these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.

Security Valuation

Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close.

In the case of bonds and other fixed income securities, valuations may be furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities.

When market quotations are not readily available, valuations of portfolio securities may be determined in accordance with procedures established by and under the general supervision of the Funds’ Trustees. In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed.

Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued as determined by the Board of Trustees, consistent with any regulatory guidelines.

Accounting for Investments

For financial reporting purposes, the Funds record security transactions on trade date.

Federal Income Taxes

The unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of September 30, 2016 were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$723,457,849	$562,601,922	$129,800,023	$30,212,374
Unrealized Depreciation	(238,509,359)	(317,523,848)	(122,772,774)	(21,033,234)

Net Unrealized Appreciation (Depreciation)	$484,948,490	$245,078,074	$7,027,249	$9,179,140

Cost for Federal Income Tax Purposes	$3,056,012,416	$3,874,868,200	$1,062,576,201	$172,779,952

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in equity security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying equity securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Warrants

The Funds may invest in warrants and stock purchase rights of companies, which gives the Funds the right to buy stock. The warrant specifies the amount of the underlying stock, the exercise price, and the date the warrant expires. The Funds have no obligation to exercise the warrant and buy the stock.

Options

The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments. Over-the-counter (“OTC”) options are valued in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees.

Risk of Options

Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter (OTC) options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Forward Currency Contracts

Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.

Risk of Forward Currency Contracts

The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.

Counterparty Risk and Collateral

The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

Note 3. Affiliated Issuer

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock during all or part of the period.

	Shares at	Market Value at
	9/30/16	9/30/16	12/31/15
Partners Fund
CONSOL Energy Inc.	11,536,742	$221,505,446	$96,881,650

	Shares at	Market Value at
	9/30/16	9/30/16	12/31/15
Small-Cap Fund
Actuant Corporation	6,333,926	$147,200,440	$147,121,205
Chemtura Corporation*(a)	-	-	115,862,867
CONSOL Energy Inc.	12,494,200	239,888,640	98,704,180
Deltic Timber Corporation	1,808,158	122,466,541	106,446,262
DreamWorks Animation SKG, Inc. – Class A*(a)	-	-	359,218,338
Graham Holdings Company – Class B	428,000	206,026,360	207,567,160
Hopewell Holdings Limited	53,463,500	195,972,085	194,181,406
OCI N.V.*	12,488,161	184,051,159	163,404,476
Rayonier Inc.	6,663,700	176,854,598	147,934,140
SEACOR Holdings Inc.*	876,472	52,141,319	-
Sonic Corp.	3,775,334	98,838,244	-
ViaSat, Inc.*	3,436,313	256,520,765	209,649,456

		$1,679,960,151	$1,750,089,490

International Fund
BR Properties S.A.(a)	-	$-	$37,443,270
K. Wah International Holdings Limited(a)	70,999,762	39,084,598	64,954,826

		$39,084,598	$102,398,096

	Purchases	Sales	Dividend Income
Partners Fund
CONSOL Energy Inc.	$-	$10,795,348	$122,635
Small-Cap Fund
Actuant Corporation	$4,048,223	$-	$253,357
Chemtura Corporation*(a)	-	138,503,243	-
CONSOL Energy Inc.	-	-	124,942
Deltic Timber Corporation	-	-	542,447
DreamWorks Animation SKG, Inc. – Class A*(a)	-	543,195,282	-
Graham Holdings Company – Class B	-	-	1,553,640
Hopewell Holdings Limited	-	2,562,551	3,787,220
OCI N.V.*	79,324,476	-	-
Rayonier Inc.	-	-	4,997,775
SEACOR Holdings Inc.*	48,493,542	-	-
Sonic Corp.	98,259,257	-	-

	$230,125,498	$684,261,076	$11,259,381

	Purchases	Sales	Dividend Income
International Fund
BR Properties S.A.(a)	$-	$51,084,593	$-
K. Wah International Holdings Limited(a)	-	39,246,266	2,239,160

	$-	$90,330,859	$2,239,160

*	Non-income producing security.
(a)	Not an affiliate at the end of the period.

Note 4. Fair Value Measurements

FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as September 30, 2016 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stock	$1,995,714,792	$699,318,139	$-	$2,695,032,931
Options Purchased	-	1,309,000	-	1,309,000
Short-Term Obligations	-	844,618,975	-	844,618,975

Total	$1,995,714,792	$1,545,246,114	$-	$3,540,960,906

Small-Cap Fund
Common Stock	$2,482,239,364	$380,023,244	$-	$2,862,262,608
Corporate Bonds	-	135,035,620	-	135,035,620
Options Purchased	-	302,736	-	302,736
Short-Term Obligations	-	1,122,345,310	-	1,122,345,310

Total	$2,482,239,364	$1,637,706,910	$-	$4,119,946,274

International Fund
Common Stock	$75,068,799	$633,245,431	$5,476,609	$713,790,839
Warrants	10,958,542	-	-	10,958,542
Corporate Bonds	-	52,310,250	-	52,310,250

	Level 1	Level 2	Level 3	Total Value
Options Purchased	$-	$331,717	$-	$331,717
Short-Term Obligations	-	292,212,102	-	292,212,102
Forward Currency Contracts	-	499,379	-	499,379

Total	$86,027,341	$978,598,879	$5,476,609	$1,070,102,829

Global Fund
Common Stocks	$73,593,157	$79,323,151	$-	$152,916,308
Warrants	1,566,308	-	-	1,566,308
Options Purchased	-	21,476	-	21,476
Short-Term Obligations	-	27,455,000	-	27,455,000

Total	$75,159,465	$106,799,627	$-	$181,959,092

Transfers are recognized at the beginning of the reporting period. There were no transfers between Level 1, 2, or 3 during the period.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

The following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the International Fund’s Level 3 asset, and the sensitivity of the valuations to changes in those significant unobservable inputs. The security was valued using the income approach, utilizing fundamental data relating to the issuer. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Fair Value at 9/30/16 (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Common Stock	$5,477	Discounted Cash Flow	Discount Rate	11-20%	Decrease
		Method	Revenue Growth Rate	4-197%	Increase

*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.

The following is a reconciliation of this Level 3 holding for which significant unobservable inputs were used in determining fair value as of September 30, 2016:

Fair value at December 31, 2015	$4,773,849
Change in unrealized appreciation	702,760

Fair value at September 30, 2016	$5,476,609

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 18, 2016

By	/s/ Julie M. Bishop
Julie M. Bishop
Global Funds CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 18, 2016